UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-10635

          BlackRock Strategic Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Strategic Bond Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
July 31, 2005

BlackRock Strategic Bond Trust (BHD)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—131.9%
			Corporate Bonds—125.8%
			Aerospace & Defense—6.8%
	$ 250	[2]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$ 255,000
B-	320		BE Aerospace, Inc., 8.875%, 5/01/11	332,800
B-	225		K&F Acquisition, Inc., 7.75%, 11/15/14	230,625
BBB+	2,000	[3]	Lockheed Martin Corp., 8.50%, 12/01/29	2,797,080
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,111,750
BBB	650		Raytheon Co., 4.85%, 1/15/11	648,420
BB-	350		Sequa Corp., 8.875%, 4/01/08	378,000
B-	90	[2]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	94,950
A	1,000	[3]	United Technologies Corp., 6.35%, 3/01/11	1,083,330

				6,931,955

			Automotive—3.6%
B-	180		Accuride Corp., 8.50%, 2/01/15	187,200
BB	85		ArvinMeritor, Inc., 8.75%, 3/01/12	91,588
B	50		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	48,000
A3	1,000	[3]	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,111,830
CCC	1,000		Delco Remy Intl., Inc., 11.00%, 5/01/09	925,000
Ca	60		Delphi Corp., 6.50%, 5/01/09	54,000
B-	80		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	80,100
CCC+	200	[2]	Metaldyne Corp., 10.00%, 11/01/13	181,500
BB-	130	[2]	Navistar Intl. Corp., 6.25%, 3/01/12	127,400
BB-	717		TRW Automotive, Inc., 9.375%, 2/15/13	803,040

				3,609,658

			Basic Materials—6.3%
B-	500	[2]	Borden United States Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	516,875
B-	2,175		Caraustar Industries, Inc., 9.875%, 4/01/11	2,223,937
B2	150	[2]	Compression Polymers Corp., 10.50%, 7/01/13	151,500
			Huntsman LLC,
BB-	50		11.625%, 10/15/10	58,750
B	99		12.00%, 7/15/12	115,830
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	79,625
CCC+	845	[2]	Innophos, Inc., 8.875%, 8/15/14	868,237
			Lyondell Chemical Co.,
BB-	300		9.50%, 12/15/08	319,500
BB-	130		10.50%, 6/01/13	150,638
B-	85		Nalco Co., 8.875%, 11/15/13	92,544
B3	310	[2]	NewPage Corp., 10.00%, 5/01/12	312,325
B-	160	[2]	PQ Corp., 7.50%, 2/15/13	159,200
CCC+	470		Rhodia SA, 8.875%, 6/01/11, (France)	458,250
BBB-	110	[2]	Southern Peru Copper Corp., 7.50%, 7/27/35	109,038
B3	875		Trimas Corp., 9.875%, 6/15/12	745,937

				6,362,186

			Building & Development—1.9%
Ba1	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,070,000
B-	775	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	741,094
CCC+	155		Nortek, Inc., 8.50%, 9/01/14	149,769

				1,960,863

			Conglomerates—1.5%
A	325		Honeywell Intl., Inc., 7.50%, 3/01/10	364,137
BB-	30		Stena AB, 7.00%, 12/01/16, (Sweden)	28,575
BBB+	1,132	[3]	Tyco Intl. Group SA, 6.375%, 2/15/06, (Luxembourg)	1,145,267

				1,537,979

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—7.7%
B3	$ 90		ALH Finance LLC/ALH Finance Corp., 8.50%, 1/15/13	$ 85,500
BBB-	2,000		Autonation, Inc., 9.00%, 8/01/08	2,205,000
B+	465		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	437,100
BBB+	1,000	[3]	General Mills, Inc., 5.125%, 2/15/07	1,008,340
B	320		Gold Kist, Inc., 10.25%, 3/15/14	363,200
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	399,950
B-	270		Levi Strauss & Co., 7.73%, 10/01/05	270,675
B2	480	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	496,800
B-	500		Pantry, Inc., 7.75%, 2/15/14	515,000
BB-	100	[2]	Quicksilver, Inc., 6.875%, 4/15/15	100,500
B-	500	[2]	Rite Aid Corp., 6.125%, 12/15/08	475,000
B	1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,442,000

				7,799,065

			Containers & Packaging—2.0%
B	1,000		Crown European Hldgs. SA, 10.875%, 3/01/13, (France)	1,180,000
B3	870		Pliant Corp., 11.125%, 9/01/09	846,075

				2,026,075

			Ecological Services & Equipment—1.9%
BB-	350		Allied Waste NA, Inc., 7.25%, 3/15/15	345,625
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,620,000

				1,965,625

			Energy—15.2%
			ANR Pipeline Co.,
B1	655		9.625%, 11/01/21	836,762
B1	185		7.375%, 2/15/24	194,481
B	225	[2]	Calpine Corp., 9.625%, 9/30/14	234,563
CCC	70		Calpine Energy Finance LLC, 8.50%, 5/01/08, (Canada)	50,750
CCC+	255		Calpine Generating Co. LLC, 11.50%, 4/01/11	239,700
			CMS Energy Corp.,
B+	95		7.50%, 1/15/09	100,225
B+	295		9.875%, 10/15/07	323,763
			Coastal Corp.,
B-	200		7.42%, 2/15/37	184,000
B-	165		9.625%, 5/15/12	183,562
B-	100		10.75%, 10/01/10	110,500
BB-	120	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15, (France)	125,400
A-	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,229,470
BBB+	1,000	[3]	Dominion Resources, Inc., 5.70%, 9/17/12	1,039,390
B2	470		Dresser, Inc., 9.375%, 4/15/11	493,500
Baa2	250		DTE Energy Co., 7.05%, 6/01/11	275,160
B-	540	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	614,250
			El Paso Corp.,
B-	165		7.75%, 1/15/32	165,825
B-	205		7.80%, 8/01/31	205,000
B1	175		El Paso Natural Gas Co., 8.375%, 6/15/32	207,375
B	290		Exco Resources, Inc., 7.25%, 1/15/11	298,700
BBB+	105		Exelon Corp., 6.75%, 5/01/11	114,478
Baa3	1,075	[3]	FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,292,869
B	200	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	222,000
B-	195	[2]	KCS Energy, Inc., 7.125%, 4/01/12	199,875
			Midwest Generation LLC,
B+	421		8.56%, 1/02/16	467,351
B1	555		8.75%, 5/01/34	621,600
B2	120		Mission Energy Holdings Co., 13.50%, 7/15/08	143,100
B	200	[2]	North American Energy Partners, Inc., 9.00%, 5/15/10, (Canada)	204,000
A-	250		Occidental Petroleum Corp., 6.75%, 1/15/12	278,753
B-	110	[2]	Ocean Rig Norway AS, 8.375%, 7/01/13, (Norway)	114,950
B	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	169,050

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(continued)
			Progress Energy, Inc.,
Baa2	$1,000	[3]	6.75%, 3/01/06	$ 1,014,550
Baa2	1,000		7.75%, 3/01/31	1,232,430
B	30		Range Resources Corp., 6.375%, 3/15/15	30,150
			Reliant Energy, Inc.,
B+	240		6.75%, 12/15/14	235,800
B+	100		9.25%, 7/15/10	109,000
Ba2	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	33,413
B2	1,010		Utilicorp Finance Corp., 7.75%, 6/15/11, (Canada)	1,052,925
B2	320		Whiting Petroleum Corp., 7.25%, 5/01/13	324,000
B-	270	[2]	Williams Clayton Energy, Inc., 7.75%, 8/01/13	269,325
B+	100		Williams Cos, Inc., 7.125%, 9/01/11	108,625

				15,350,620

			Entertainment & Leisure—3.9%
B	50		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	54,750
BB	195		MGM Mirage, 6.00%, 10/01/09	195,487
B	55		Poster Financial Group, Inc., 8.75%, 12/01/11	56,375
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,130,000
BB+	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11, (Liberia)	1,717,500
BB-	190	[2]	Seneca Gaming Corp., 7.25%, 5/01/12	197,125
B+	565		Wynn Las Vegas LLC, 6.625%, 12/01/14	550,169

				3,901,406

			Financial Institutions—24.5%
AA	185	[2]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	187,207
Aa3	1,000	[3]	Bank One Corp., 6.50%, 2/01/06	1,012,460
Aa3	650	[2]	Barclays Bank PLC, 8.55%, 9/15/05, (United Kingdom)	769,198
B-	250		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	283,750
A1	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	330,379
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12, (Cayman Islands)	2,160,000
Aa1	3,000	[3]	Citigroup, Inc., 5.75%, 5/10/06	3,032,640
BB	590		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	649,000
			Fairfax Financial Holdings Ltd.,
BB	300		6.875%, 4/15/08, (Canada)	301,500
BB	200		7.75%, 4/26/12, (Canada)	193,500
			Ford Motor Credit Co.,
Baa3	1,600		5.169%, 10/15/05	1,468,416
Baa3	720		5.70%, 1/15/10	677,520
Baa3	750		5.80%, 1/12/09	718,132
Baa3	75		7.25%, 10/25/11	74,017
AAA	2,000	[3]	General Electric Cap. Corp., 3.45%, 7/16/07	1,966,740
			General Motors Acceptance Corp.,
Ba1	250		6.75%, 1/15/06	252,398
Ba1	900		6.875%, 9/15/11	873,387
Ba1	300		8.00%, 11/01/31	289,566
Aa2	1,500	[3]	HSBC Bank USA, Inc., 3.875%, 9/15/09	1,459,395
AAA	850		KFW Intl. Finance, Inc., 5.25%, 6/28/06	860,846
B-	20	[2]	KRATON Polymers LLC, 8.125%, 1/15/14	19,400
A	325		MetLife, Inc., 6.125%, 12/01/11	346,694
			Rainbow National Services LLC,
B+	210	[2]	8.75%, 9/01/12	231,000
B+	2,045		10.375%, 9/01/14	2,356,862
	958	[2]	Structured Asset Receivable Trust, 1.61%, 10/21/05	958,017
AAA	1,000	[2,3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	986,600
B-	290		UGS Corp., 10.00%, 6/01/12	323,350
B-	50		Universal City Florida Hldg. Co. I/II, 7.96%, 8/01/05	52,500
Aa1	2,000	[3]	Wells Fargo & Co., 3.50%, 4/04/08	1,955,360
BB-	50		Western Financial Bank, 9.625%, 5/15/12	55,125

				24,844,959

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Forest Products—1.2%
BB-	$ 150		Abitibi-Consolidated, Inc., 8.375%, 4/01/15, (Canada)	$ 156,375
BB	415		Bowater Finance Corp., 7.95%, 11/15/11, (Canada)	438,863
BB-	120		Donohue Forest Products, 7.625%, 5/15/07, (Canada)	122,700
BBB	441		Weyerhaeuser Co., 6.125%, 3/15/07	451,363

				1,169,301

			Health Care—7.9%
CCC	10		Curative Health Services, Inc., 10.75%, 5/01/11	7,850
B	215	[2]	Elan Finance Corp., 7.75%, 11/15/11, (Ireland)	186,512
	2,000		Healthsouth Corp., 7.375%, 10/01/06	2,020,000
B3	205		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	178,350
AA-	1,000	[3]	Merck & Co., Inc., 4.375%, 2/15/13	975,600
			Tenet Healthcare Corp.,
B	50		6.375%, 12/01/11	47,750
B	380		9.875%, 7/01/14	406,600
B	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,650,000
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	299,425
BBB+	1,000		Wellpoint, Inc., 5.95%, 12/15/34	1,062,640
A	1,000	[3]	Wyeth, 6.50%, 2/01/34	1,143,660

				7,978,387

			Industrials—6.7%
B+	2,000		Cenveo Corp., 9.625%, 3/15/12	2,155,000
B-	1,035	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,027,237
B-	595		ERICO Intl. Corp., 8.875%, 3/01/12	618,800
B-	550	[2]	Hydrochem Industrial Services, Inc., 9.25%, 2/15/13	515,625
B-	460	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	446,200
	300	[2]	Nationsrent Cos., Inc., 9.50%, 5/01/15	312,750
CCC+	700	[2]	Park-Ohio Inds., Inc., 8.375%, 11/15/14	656,250
			Rural/Metro Corp.,
CCC+	150	[2]	zero coupon, 3/15/16	81,750
CCC+	75	[2]	9.875%, 3/15/15	74,813
B3	350	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	359,625
B+	525		United Rentals NA, Inc., 7.00%, 2/15/14	494,812

				6,742,862

			Media—14.2%
	1,000	[4]	Adelphia Communications Corp., Ser. B, 10.50%, 12/31/49	875,000
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,236,390
CCC-	365		Charter Communications Hldgs. II LLC/Charter Communications Hldgs. II Cap. Corp.,
			10.25%, 9/15/10	377,775
Ca	1,775		Charter Communications Holdings LLC, 11.125%, 1/15/11	1,420,000
BBB+	1,000	[3]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,075,060
BB-	200		Echostar DBS Corp., 6.754%, 10/03/05	204,500
CCC+	75	[2]	Iesy Repository GMBH, 10.375%, 2/15/15	77,250
BBB-	1,500		News America, Inc., 6.20%, 12/15/34	1,541,850
B-	220	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	205,700
B3	2,000		Nextmedia Operating, Inc., 10.75%, 7/01/11	2,175,000
B	150	[2]	Penn National Gaming, Inc., 6.75%, 3/01/15	150,750
			Primedia, Inc.,
B	501		7.625%, 4/01/08	507,263
B	150		8.00%, 5/15/13	152,625
BBB+	1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,222,860
			Vertis, Inc.,
CCC	950		10.875%, 6/15/09	921,500
	170		13.50%, 12/07/09	130,900
A3	85		Viacom, Inc., 6.625%, 5/15/11	90,014
CCC	1,125		WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp., 12.75%, 11/15/09	1,195,312
CCC	920		Young Broadcasting, Inc., 10.00%, 3/01/11	864,800

				14,424,549

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Real Estate—2.8%
BB	$ 860		American Real Estate Partners LP, 8.125%, 6/01/12	$ 907,300
BB	230	[2]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	230,000
BBB+	500		ERP Operating LP, 6.95%, 3/02/11	546,575
B1	1,000		Felcore Lodging LP, 9.00%, 12/01/05	1,107,500

				2,791,375

			Technology—5.0%
	315		Celestica, Inc., 7.625%, 7/01/13	320,119
B+	100	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12, (South Korea)	108,750
Ba3	250	[2]	MagnaChip Semiconductor SA, 6.875%, 12/15/11, (Luxembourg)	248,125
Ba3	1752		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
			6.66%, 9/15/05, (Luxembourg)	175,437
B1	115		Sanmina SCI Corp., 6.75%, 3/01/13	110,400
			Sungard Data Systems, Inc.,
B-	120		zero coupon, 8/15/13	124,500
B-	450	[2]	9.125%, 8/15/13	469,710
B-	480	[2]	10.25%, 8/15/15	499,824
B	950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	969,000
BB+	2,000		Unisys Corp., 8.125%, 6/01/06	2,055,000

				5,080,865

			Telecommunications—10.8%
A	1,000	[3]	Bellsouth Corp., 4.20%, 9/15/09	984,940
B1	190		Cincinnati Bell, Inc., 7.25%, 7/15/13	202,588
B-	130	[2]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	134,875
			Intelsat Ltd.,
B	550		5.25%, 11/01/08, (Bermuda)	522,500
B+	140	[2]	8.25%, 1/15/13, (Bermuda)	146,300
B+	325	[2]	8.625%, 1/15/15, (Bermuda)	346,125
B+	150	[2]	8.695%, 1/17/06, (Bermuda)	153,000
B1	905		Lucent Technologies, Inc., 6.50%, 1/15/28	805,450
B-	135		Nortel Networks Corp., 6.875%, 9/01/23, (Canada)	129,263
			Qwest Corp.,
BB-	340	[2]	6.671%, 9/15/05	353,600
BB-	200		7.875%, 9/01/11	208,500
B	450		Qwest Services Corp., 13.50%, 12/15/10	518,062
BB	85		Rogers Wireless, Inc., 7.25%, 12/15/12, (Canada)	91,800
CCC	350		Rural Cellular Corp., 9.875%, 2/01/10	372,312
A	1,500	[3]	SBC Communications, Inc., 6.45%, 6/15/34	1,663,695
BBB+	1,000	[2,3]	Telecom Italia Cap., 4.95%, 9/30/14, (Luxembourg)	981,610
A+	2,000	[3]	Verizon New England, Inc., 6.50%, 9/15/11	2,149,320
A	1,000	[3]	Vodafone Group PLC, 7.75%, 2/15/10, (United Kingdom)	1,125,180

				10,889,120

			Transportation—1.9%
A-	500		Canadian National Railway Co., 6.90%, 7/15/28, (Canada)	599,750
B	395	[2]	CHC Helicopter Corp., 7.375%, 5/01/14, (Canada)	399,937
B3	50	[2]	Horizon Lines LLC, 9.00%, 11/01/12	53,375
B+	90		OMI Corp., 7.625%, 12/01/13, (Marshall Island)	91,688
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	318,750
B	440		Sea Containers Ltd., 10.50%, 5/15/12, (Bermuda)	458,700

				1,922,200

			Total Corporate Bonds	127,289,050

			U.S. Government and Agency Securities—4.1%
AAA	410	[3]	U.S. Treasury Bonds, 5.375%, 2/15/31	465,736
			U.S. Treasury Notes,
AAA	1,010	[3]	2.50%, 5/31/06	998,799
AAA	933	[3]	2.625%, 11/15/06	917,549
AAA	1,000	[3]	4.25%, 8/15/13	1,001,720
AAA	710		4.75%, 5/15/14	735,184

			Total U.S. Government and Agency Securities	4,118,988

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—1.2%
Baa1	$1,000	[3]	United Mexican States, 8.125%, 12/30/19	$ 1,207,500

			Supranational—0.8%
AAA	850		European Investment Bank, 4.875%, 9/06/06	857,752

			Total Long-Term Investments (cost $131,112,709)	133,473,290

			SHORT-TERM INVESTMENTS—0.1%
			U.S. Government and Agency Security—0.1%
AAA	100		Federal Home Loan Bank Discount Note, zero coupon, 8/01/05 (cost $100,000)	100,000

			Total investments—132.0% (cost $131,212,7095)	133,573,290
			Liabilities in excess of other assets (including $33,769,007 of Reverse Repurchase
			Agreements payable)—(32.0)%	(32,348,223)

			Net Assets—100%	$101,225,067

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 17.9% of it nets assets, with a current market value of $18,142,022, in securities restricted as to resale.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[4]	Issuer technically in default and/or bankruptcy.
[5]	Cost for Federal income tax purposes is $131,124,611. The net unrealized appreciation is $2,448,679, consisting of $4,273,399 gross unrealized appreciation and $1,824,700 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Strategic Bond Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005